ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 138,035		¥ 132,831		$ 20,014
Allowance for credit losses	(7,764)		(4,932)		(1,126)
Accounts receivable, net	130,271		127,899		$ 18,888
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	4,932	$ 715	6,473	¥ 7,147
Cumulative effect of adopting ASU 2016-13				597
Disposal of subsidiary				(60)
Provisions for the year	2,832	411	1,463	1,879
Reversal of provisions from prior periods due to subsequent cash collection during the year			(983)	(1,415)
Amounts written off during the year			(2,021)	(1,675)
Balance at the end of the year	¥ 7,764	$ 1,126	¥ 4,932	¥ 6,473